Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Definite-Lived Intangible Assets [Abstract]
Customer relationships	$ 4,594,812	$ 4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(2,751,634)	(1,686,260)
Total definite-lived intangible assets	$ 2,207,852	$ 3,273,226	$ 2,207,852